Income Taxes Unrecognized Tax Benefits (Liabilities) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Current Period Tax Position [Member]	Dec. 31, 2012 Current Period Tax Position [Member]	Dec. 31, 2011 Current Period Tax Position [Member]	Dec. 31, 2013 Lapse of Applicable Statute of Limitations [Member]	Dec. 31, 2012 Lapse of Applicable Statute of Limitations [Member]	Dec. 31, 2011 Lapse of Applicable Statute of Limitations [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ (649)	$ (830)	$ (735)	$ (569)
Increases Resulting from Current Period Tax Positions					(128)	(53)	(132)
Income Tax Penalties and Interest Expense					(39)	(42)	(34)	81	0	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations								267	0	0
Unrecognized Tax Benefits, Ending Balance	$ (649)	$ (830)	$ (735)	$ (569)